SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Principles of Consolidation
A.	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of monday.com and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates
B.	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on assumptions that management considers to be reasonable. The Company assesses these estimates on a regular basis; however, actual results could differ from these estimates.

Foreign Currency Translation and Transactions
C.	Foreign Currency Translation and Transactions

The Company’s management has determined that the United States dollar is the currency in the primary economic environment in which monday.com and its subsidiaries operates. Thus, the Company reports its consolidated results in United States dollars. Transactions and balances that are denominated in other currencies have been remeasured into United States dollars in accordance with principles set forth in Accounting Standards Codification (“ASC”) ASC 830, Foreign Currency Matters (“ASC 830”).

Monetary assets and liabilities denominated in the local currency are remeasured into United States dollars at the end of each reporting period using the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are measured at historical rates. All exchange gains and losses from the remeasurement measured above are reflected at the consolidated statements of operations as financial expenses or income, as appropriate.

Cash and Cash Equivalents
D.	Cash and Cash Equivalents

The Company classifies all unrestricted highly liquid investments with maturities of three months or less at the date of purchase as cash equivalents. Cash equivalents consist of bank deposits and money market funds.

Accounts Receivable
E.	Accounts Receivable

Accounts receivable are recorded at the invoiced amount, are unsecured and do not bear interest. The Company maintains an allowance for credit losses inherent in its accounts receivable including potential uncollectible amounts. The allowance is based on the Company’s periodic assessment of the collectability of the accounts based on a combination of factors including the payment terms of each account, its age, the collection history of each customer, and the customer’s financial condition. Expenses associated with credit losses for the years ended December 31, 2023, 2022 and 2021 were $2,040, $1,622 and $594, respectively. The Company wrote off bad debts in the amount of $2,130, $1,463 and $609 during 2023, 2022 and 2021, respectively.

Property and Equipment, Net
F.	Property and Equipment, Net

Property and equipment, net is stated at cost, less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets (see Note 2H). Expenditures for maintenance and repairs are expensed as incurred. Disposals are removed at cost less accumulated depreciation and any gain or loss from disposals is reflected in the consolidated statement of operations in the period of disposition.

Internal Use Software Development Costs
G.	Internal Use Software Development Costs

The Company capitalizes certain internal use software development costs related to its cloud-based platform or to back-office operating systems (amortized over six years). The costs consist of personnel costs incurred during the application development stage. Capitalization begins when the preliminary project stage is completed, and it is probable that the software will be completed and used for its intended function.

Capitalization ceases when the software is substantially complete and ready for its intended use, including the completion of all significant testing. Costs related to preliminary project activities and post implementation operating activities are expensed as incurred.

Capitalized software development costs are included in property and equipment, net in the consolidated balance sheet (see Note 4) and are amortized over the estimated useful life of the software, on a straight-line basis, which represents the manner in which the expected benefit will be derived. Amortization expenses are included in cost of revenue in the consolidated statement of operations. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Amortization and Impairment of Long-Lived Assets
H.	Depreciation, Amortization and Impairment of Long-Lived Assets:

Long-lived assets with definite lives consist of property and equipment. Long-lived assets are amortized over their estimated useful lives which are as follows:

Years
Computers, software, and electronic equipment	3-5
Office furniture and equipment	10-14
Capitalized internal software	3
development costs Leasehold improvements	Shorter of the remaining term of the underlying lease, or estimated useful life of the asset

The Company reviews its long-lived assets for impairment whenever events or circumstances have occurred that indicate that the estimated useful lives of the long-lived assets may warrant revision or that the carrying value of these assets may be impaired. To compute whether assets have been impaired, the estimated undiscounted future cash flows of the assets or asset group are compared to the carrying value. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized based on the amount in which the carrying amount exceeds the fair value of the asset or asset group, based on discounted cash flows. There were no events or circumstances that required the Company’s long-lived assets to be tested for impairment during any of the periods presented.

Leases
I.	Leases

The Company determines if an arrangement is a lease at inception by determining if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration and other facts and circumstances.

The Company classifies leases at their inception as either capital or operating leases. A lease that transfers substantially all the risks and rewards incidental to ownership of the leased asset to the Company is classified as a capital lease. For capital leases, at the commencement of the lease term, the leased asset is measured at the lower of fair value or the present value of the minimum lease payments.

The leased asset is depreciated over the shorter of its useful life and the lease term. See also Note 2X.

For operating leases, right-of-use (“ROU”) assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As the Company’s leases do not provide an implicit rate, the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Company’s understanding of what its credit rating would be. The ROU assets also include any lease payments made prior to commencement and are recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

The lease agreements may contain variable costs such as common area maintenance, insurance, real estate taxes or other costs. Variable lease costs are expensed as incurred on the consolidated statements of operations. The Company’s lease agreements generally do not contain any residual value guarantees, restrictions, or covenants.

For operating leases that contain renewals, or other lease incentives, the Company recognizes the rent expense on a straight-line basis over the term of the lease. Additionally, incentives received are treated as a reduction of costs over the term of the agreement.

Certain lease agreements include rental payments adjusted periodically for the consumer price index (“CPI”). The ROU assets and lease liabilities were calculated using the initial CPI and will not be subsequently adjusted.

Payments for variable lease costs are expensed as incurred and are not included in the operating lease ROU assets and lease liabilities.

The Company utilized the practical expedient in ASC 842, Leases (“ASC 842”) and elected not to record leases with an initial term of 12 months or less on the balance sheet. Therefore, for short-term leases with a term of 12 months or less, operating lease ROU assets and lease liabilities are not recognized, and the Company records such lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

Rent expenses for the years ended December 31, 2023, 2022 and 2021, were $21,369, $16,396, and $4,326, respectively. See also Note 8.

Employee Related Obligations
J.	Employee Related Obligations

According to the Israeli Severance Pay Law, 1963 (“Severance Pay Law”), employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof. The Company’s liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”).

Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees.

Therefore, the Company does not recognize a liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet. Severance expenses for the years ended December 31, 2023, 2022 and 2021, amounted to $8,435, $7,289, and $4,608, respectively.

The Company’s U.S. Subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The expenses recorded by the U.S. subsidiary for employer’s contributions were $1,898, $1,551, and $915 for the years ended December 31, 2023, 2022 and 2021, respectively.

Contingent Liabilities
K.	Contingent Liabilities

The Company accounts for its contingent liabilities in accordance with ASC 450, Contingencies (“ASC 450”). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Revenue Recognition
L.	Revenue Recognition

The Company generates revenue from the sale of subscriptions to customers to access its cloud-based Work OS platform. The terms of the Company’s subscription agreements are primarily monthly or annual, and a large portion of the arrangements are paid in full up-front at the outset of the arrangement. Customers may not take possession over the software and instead are granted continuous access to the platform over the contractual period and therefore the arrangements are accounted for as service contracts.

The Company’s contracts generally include fixed number of users and fixed price per user. Revenue for these arrangements is recognized ratably over the contract term.

The Company’s subscription contracts are generally non-cancelable except for contracts with first-time customers whereby the contract terms provide rights to cancel the contract in the first 30 days for pro-rated refund for unutilized days. Historically, refunds have not been material, and therefore no provision for refunds was recorded to date.

In accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”), revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these services.

The Company determines revenue recognition through the following steps:

1. Identification of the contract, or contracts, with the customer

The Company considers the terms and conditions of the contracts and the Company’s customary business practices in identifying its contracts under ASC 606. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the services to be transferred and the payment terms for the services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance.

The Company applies certain judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

2. Identification of the performance obligations in the contract

Performance obligations committed in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available, and are distinct in the context of the contract, whereby the transfer of the services and the products is separately identifiable from other promises in the contract. The Company’s performance obligations generally consist of access to the cloud-based platform and related support services which is considered one performance obligation. The customers do not have the ability to take possession of the software, and through access to the platform the Company provides a series of distinct software-based services that are satisfied over the term of the subscription.

3. Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Payment terms are generally upfront at the time of the transaction, except for enterprise customers which are generally net 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined its contracts generally do not include a significant financing component. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

The Company’s policy is to exclude sales and other indirect taxes when measuring the transaction price.

4. Allocation of the transaction price to the performance obligations in the contract

The Company’s contracts contain a single performance obligation. Therefore, the entire transaction price is allocated to the single performance obligation.

5. Recognition of the revenue when, or as, a performance obligation is satisfied

Revenue is recognized ratably over the term of the subscription agreement generally beginning on the date that the platform is made available to a customer.

Contract balances

Contract assets consist of unbilled accounts receivable, which occur when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The amount of unbilled accounts receivable included within accounts receivable, net on the consolidated balance sheets was immaterial for the periods presented.

Contract liabilities consist of deferred revenue. The Company records contract liabilities when cash payments are received in advance of performance to deferred revenue or to customer advances in case of refund rights.

The Company recognized $198,099, $134,438, and $70,719 of revenue during the years ended December 31, 2023, 2022 and 2021, respectively, that were included in the deferred revenue balance at the beginning of the respective year.

Remaining performance obligations

The Company has elected to apply the practical expedient in ASC 606 and does not disclose the value of unsatisfied performance obligations for unearned revenue since the original expected duration of the majority of the contracts is one year or less.

Contract costs

For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these contract costs as incurred. Costs associated with multi-year contracts have been capitalized and amortized over the associated contract period.

Cost of Revenue
M.	Cost of Revenue

Cost of revenue primarily consists of costs related to providing subscription services to paying customers, including hosting costs, personnel-related expenses of customer support including share-based compensation, subcontractors costs, merchant and credit-cards processing fees, amortization of capitalized software development costs and allocated overhead costs.

Research and Development Costs
N.	Research and Development Costs

Research and development costs are expensed as incurred unless these costs qualify for capitalization as internal-use software development costs.

Research and development expenses consist primarily of personnel-related expenses, including share-based compensation and allocated overhead costs.

Sales and Marketing
O.	Sales and Marketing

Sales and marketing expenses are primarily comprised of costs of the Company’s marketing personnel including share-based compensation, online marketing expenses and other advertising costs, partners’ commissions and allocated overhead costs. Sales and marketing expenses are expensed as incurred. Advertising costs amounted to $203,235, $181,447, and $143,472, in the years ended December 31, 2023, 2022 and 2021, respectively.

General and Administrative
P.	General and Administrative

General and administrative expenses primarily consist of personnel-related and share-based compensation expenses associated with the Company’s executives, as well as its finance, legal, human resources and other operational and administrative functions, professional fees for external legal, accounting, and other consulting services, directors and officer’s insurance expenses, donations and allocated overhead costs.

Accounting for Share-Based Compensation
Q.	Accounting for Share-Based Compensation

The Company accounts for share-based compensation under ASC 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, non-employee consultants and directors, including options, restricted share units (“RSUs”), and shares issued pursuant to the 2021 Employee Share Purchase Plan (“ESPP”) based on the fair value of the awards on the date of grant as follows: (i) share options – the fair value is based on the Black-Scholes option-pricing model, (ii) RSUs – the fair value is based on the closing trading price of the underlying shares at the date of grant and, (iii) ESPP – the fair value is based on the Monte-Carlo simulation model due to certain limitation on the number of shares per employee.

The expense for share-based compensation cost is recognized over the requisite service period of each individual grant using the graded vesting attribution method for both service-based and performance-based awards. Forfeitures are accounted for as they occur.

The Company granted its Co-Chief Executive Officers (“Co-CEOs”) performance-based awards. The number of performance awards earned and eligible to vest are generally determined after a one-year performance period, based on achievement of certain Company financial performance measures and the recipient’s continued service. The Company recognizes share-based compensation expense for the performance awards using the fair value at the date of grant over the requisite service when it is probable that the performance conditions will be achieved and adjusts the number of units expected to vest based on interim estimates of performance against the pre-set objectives.

Valuation assumptions used in measuring compensation costs:

(I) Options:

The Black-Scholes option-pricing model requires the Company to make several assumptions, including the value of the Company’s ordinary shares, expected volatility, expected term, risk-free interest rate and expected dividends. The Company evaluates the assumptions used to value option awards upon each grant of share options.

Expected volatility was calculated based on the implied volatilities from market comparisons of certain publicly traded companies. The expected option term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate was based on the U.S. treasury bonds yield with an equivalent term. The Company has not paid dividends and has no foreseeable plans to pay dividends. The assumptions used to determine the fair value of the share-based awards are management’s best estimates and involve inherent uncertainties and the application of judgment.

Commencing June 10, 2021, the ordinary shares of the Company are publicly traded. Prior to the Initial Public Offering (“IPO”), the fair value of ordinary shares underlying the options has historically been determined by management with the assistance of a third-party valuation firm and approved by the Company’s board of directors.

The following table summarizes the Black-Scholes assumptions used at the grant dates:

	Year ended December 31,
	2023	2022	2021
Risk-free interest rate	3.48%-4.49%	1.89%-4.3%	0.68%-1.15%
Expected dividend yield	0%	0%	0%
Expected term (in years)	5-7	5-7	5-8
Expected volatility	57%-65%	49%-57%	49%-50%

(II) ESPP:

The following table summarizes the Monte-Carlo model assumptions used at the grant dates:

	Year ended December 31,
	2023	2022
Risk-free interest rate	4.92%-5.24%	0.46%-2.87%
Expected dividend yield	0%	0%
Expected term (in years)	0.5	0.5
Expected volatility	54%-80%	97%-98%

Income Taxes
R.	Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”), using the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized. As of December 31, 2023 and 2022, the Company recorded a full valuation allowance against its deferred tax assets.

The Company applies a more-likely-than-not recognition threshold to uncertain tax positions based on the technical merits of the income tax positions taken. The Company does not recognize a tax benefit unless it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit that is recorded for these positions is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of December 31, 2023 and 2022, no liability for unrecognized tax benefits was recorded due to immateriality.

Net Loss Per Share Attributable to Ordinary Shareholders
S.	Net Loss Per Share Attributable to Ordinary Shareholders

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury shares method or the if-converted method based on the nature of such securities.

Diluted net loss per share is the same as basic net loss per share since the effects of potentially dilutive shares of ordinary shares are anti-dilutive in all periods presented. The potentially dilutive options to purchase ordinary shares and RSUs that were excluded from the computation amounted to 4,294,853, 4,617,018 and 6,302,344, for the years ended December 31, 2023, 2022, and 2021, respectively, because including them would have been anti-dilutive. The Founder’s share is not a participating security and therefore excluded from the net loss per share.

Concentration of Credit Risks
T.	Concentration of Credit Risks

Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents (including money market funds and bank deposits up to three months) and accounts receivable.

For cash and cash equivalents, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. The Company places its cash and cash equivalents with financial institutions with high-quality credit ratings in the United States, Israel, Ireland, Cayman Islands, and Luxembourg and has not experienced any losses in such accounts.

For accounts receivable, the Company is exposed to credit risk in the event of nonpayment by customers to the extent of the amounts recorded on the accompanying consolidated balance sheets. For each of the years ended December 31, 2023, and 2022, there were no individual customers that accounted for 10% or more of the Company’s revenues. The Company’s accounts receivable are geographically diversified and derived primarily from sales in the United States, EMEA, and APAC. To manage its accounts receivable risk, the Company evaluates the credit worthiness of its customers and maintains allowances for potential credit losses.

The Company has not historically experienced any material credit losses related to individual customers or groups of customers in any specific area or industry.

Segment Information
U.	Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision makers are its two Co-CEOs, who review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. For information regarding the Company’s long-lived assets and revenue by geographic area, see Note 15.

Fair Value measurements
V.	Fair Value measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, accounts receivable, prepaid expenses, accounts payable, and accrued expenses, are stated at their carrying value, which approximates fair value due to the short maturities of these instruments.

Assets measured at fair value on a recurring basis as of December 31, 2023, and 2022, are comprised of money market funds and derivative instruments (see Note 7).

Derivative Financial Instruments
W.	Derivative Financial Instruments

Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). The gain or loss of derivatives which are designated and qualify as hedging instruments in a cash flow hedge, is recorded under accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Derivatives are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s primary objective for holding derivative instruments is to reduce its exposure to foreign currency rate changes. The Company reduces its exposure by entering into forward foreign exchange contracts and option contracts with respect to operating expenses that are forecasted to be incurred in currencies other than the U.S. dollar. A majority of the Company’s revenues and operating expenditures are transacted in U.S. dollars. However, certain operating expenditures are incurred in or exposed to other currencies, primarily the New Israeli Shekel (“NIS”).

The Company has established forecasted transaction currency risk management programs to protect against fluctuations in fair value and the volatility of future cash flows caused by changes in exchange rates. The Company’s currency risk management program includes foreign exchange contracts designated as cash flow hedges. These foreign exchange contracts generally mature within 12 months. See Note 6.

In addition, occasionally the Company enters into swaps, options and forward contracts to hedge a portion of its monetary items in the balance sheet, such as cash and cash equivalents balances, denominated in other currencies for short-term periods.

The purpose of these contracts is to protect the fair value of the monetary assets from foreign exchange rate fluctuations. Gains and losses from derivatives related to these contracts are not designated as hedging instruments. The Company does not enter into derivative financial instruments for trading or speculative purposes.

Recently Adopted Accounting Pronouncements
X.	Recently Adopted Accounting Pronouncements:

On January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No. 2016-02, Leases (ASC 842) using a modified retrospective transition approach. It applied ASC 842 to all leases as of January 1, 2022, without adjusting the comparative periods presented which requires lessees to include all leases on their balance sheets, whether operating or financing. Upon adoption, the Company recognized total ROU asset of $58,084, with corresponding liability in the same amount on the consolidated balance sheets. The adoption did not impact the beginning retained earnings, or prior year consolidated statements of operations and statements of cash flows.

On January 1, 2022, the Company adopted ASU No. 2016-13, “Financial Instruments – Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments”, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected, include accounts receivable. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses. The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2019-12, “Simplifying the Accounting for Income Taxes” (ASU 2019-12). The ASU simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The Company prospectively adopted this ASU effective January 1, 2022. As of the date of the adoption there was no material impact on the Company’s consolidated financial statements.

Accounting Pronouncements Not Yet Effective
Y.	Accounting pronouncements not yet effective

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures” to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. All disclosure requirements of ASU 2023-07 are required for entities with a single reportable segment. ASU 2023-07 is effective starting January 1, 2024 and should be applied on a retrospective basis to all periods presented. Early adoption is permitted. The Company is currently evaluating the effect of adopting the ASU on its disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Tax Disclosures”. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted starting January 1, 2025. Early adoption is permitted, and the amendments should be applied on a prospective basis. The Company is currently evaluating the effect of adopting the ASU on its disclosures.